SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                         RULE 23C-2 NOTICE OF INTENTION
                              TO REDEEM SECURITIES

                                       OF

                          FLAHERTY & CRUMRINE PREFERRED
                      INCOME OPPORTUNITY FUND INCORPORATED
                      301 E. Colorado Boulevard, Suite 720
                               Pasadena, CA 91101
                                 (626) 795-7300

                                    under the

                         Investment Company Act of 1940

                    Investment Company Act File No. 811-06495



                  The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, and states that it is filing this notice with the Commission pursuant to permission granted by the Commission's staff fewer than 30 days prior to the date set for redemption.

(1) TITLE OF THE CLASS OF SECURITIES OF FLAHERTY & CRUMRINE PREFERRED INCOME OPPORTUNITY FUND INCORPORATED (THE "FUND") TO BE REDEEMED:

                  Auction Preferred Stock (CUSIP #33848E205) par value $.01 per share, liquidation preference of $100,000 per share (the "Preferred Stock").

(2)      DATE ON WHICH THE SECURITIES ARE TO BE CALLED OR REDEEMED:

                            March 10, 2009

(3) APPLICABLE PROVISIONS OF THE GOVERNING INSTRUMENT PURSUANT TO WHICH THE SECURITIES ARE TO BE CALLED OR REDEEMED:

                  The shares of Preferred Stock are to be redeemed pursuant to
         Part I, Articles 3(a)(i) and 3(b), of the Fund's Articles Supplementary Creating and Fixing the Rights of Auction Preferred Stock.
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(4)      THE NUMBER OF SHARES TO BE REDEEMED AND THE BASIS UPON WHICH THE SHARES
         TO BE REDEEMED ARE TO BE SELECTED:

         The Fund intends to redeem, by lot (as determined by the Depository Trust Company), 130 shares of Preferred Stock.

                                    SIGNATURE


                  Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned, in the City of Pasadena and the State of California, on this 23rd day of February 2009.


                              FLAHERTY & CRUMRINE PREFERRED INCOME
                              OPPORTUNITY FUND INCORPORATED



                              By:      /s/ R. Eric Chadwick
                                       -----------------------------------
                              Name:    R. Eric Chadwick
                              Title:   Chief Financial Officer